UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:



David J. Steirman		San Mateo	CA	November 10, 2010

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$665,519


List of Other Included Managers:

                                                                    FORM 13F INFORMATION TABLE
                                                  VALUE    SHARES/   SH/   PUT/ INVSTMT OTHER          VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL DSCRETNMANAGERS  SOLE   SHARED   NONE

Aceto Corp                        COM  004446100      4261    627550   SH       SOLE             588850       0   38700
AmSurg Corp                       COM  03232P405     12514    715900   SH       SOLE             689300       0   26600
Assurant                          COM  04621X108     10989    270000   SH       SOLE             270000       0       0
Brinker International             COM  109641100     20378   1080500   SH       SOLE            1038600       0   41900
Broadridge Financial              COM  11133T103     28034   1225800   SH       SOLE            1187300       0   38500
CareFusion Corp                   COM  14170T101      9067    365000   SH       SOLE             365000       0       0
EMS Technologies                  COM  26873N108      4608    247350   SH       SOLE             232250       0   15100
Ensco plc                         COM  29358Q109      8499    190000   SH       SOLE             190000       0       0
Exponent Inc                      COM  30214U102     10554    314200   SH       SOLE             302500       0   11700
FMC Corp                          COM  302491303     35580    520100   SH       SOLE             501000       0   19100
FalconStor Software               COM  306137100      2469    806750   SH       SOLE             754650       0   52100
First American Financ             COM  31847R102     18114   1212450   SH       SOLE            1166050       0   46400
First Mercury Financi             COM  320841109      2482    246200   SH       SOLE             231400       0   14800
HCC Insurance Holding             COM  404132102     19494    747200   SH       SOLE             719700       0   27500
Haemonetics Corp                  COM  405024100     17091    292000   SH       SOLE             280900       0   11100
Herley Industries                 COM  427398102      4490    272100   SH       SOLE             258200       0   13900
Innovative Soln & Sup             COM  45769N105      2404    491650   SH       SOLE             472650       0   19000
Jack Henry & Assoc                COM  426281101     18539    727000   SH       SOLE             699800       0   27200
John Bean Technologie             COM  477839104     16519   1025400   SH       SOLE             988400       0   37000
Joy Global                        COM  481165108     45413    645800   SH       SOLE             625200       0   20600
L.B. Foster Company               COM  350060109      9359    323400   SH       SOLE             311300       0   12100
Legg Mason Inc                    COM  524901105      9396    310000   SH       SOLE             310000       0       0
LifePoint Hospitals               COM  53219L109     21085    601400   SH       SOLE             579200       0   22200
Lorillard Inc                     COM  544147101      8031    100000   SH       SOLE             100000       0       0
Magellan Health Svcs              COM  559079207     24007    508200   SH       SOLE             489000       0   19200
Matthews Internationa             COM  577128101     12123    342850   SH       SOLE             329850       0   13000
NTELOS Holdings                   COM  67020Q107     10518    621650   SH       SOLE             598250       0   23400
Nasdaq OMX Group                  COM  631103108      8841    455000   SH       SOLE             455000       0       0
Nash Finch Company                COM  631158102     13602    319750   SH       SOLE             307750       0   12000
Navigators Group                  COM  638904102      4226     94700   SH       SOLE              90900       0    3800
Orbital Sciences                  COM  685564106     13804    902200   SH       SOLE             868400       0   33800
PCTEL, Inc                        COM  69325Q105      2083    339200   SH       SOLE             317800       0   21400
PetSmart, Inc                     COM  716768106     11200    320000   SH       SOLE             320000       0       0
Plantronics Inc                   COM  727493108       527     15600   SH       SOLE              15600       0       0
Questcor Pharmaceutic             COM  74835Y101     14461   1457800   SH       SOLE            1403000       0   54800
RadioShack Corp                   COM  750438103     20248    949250   SH       SOLE             917150       0   32100
Silicon Laboratories              COM  826919102     20883    569800   SH       SOLE             550900       0   18900
SkyWest Inc                       COM  830879102     13121    939900   SH       SOLE             906500       0   33400
Spectrum Control Inc              COM  847615101      6774    460200   SH       SOLE             429000       0   31200
StanCorp Finl Group               COM  852891100     15035    395650   SH       SOLE             380650       0   15000
Synovis Life Tech                 COM  87162G105      3990    266900   SH       SOLE             250600       0   16300
Tech Data                         COM  878237106     16729    415100   SH       SOLE             399100       0   16000
Teledyne Technologies             COM  879360105     17815    447400   SH       SOLE             430500       0   16900
Teradata Corp                     COM  88076W103     15424    400000   SH       SOLE             400000       0       0
Universal American                COM  913377107     11080    751200   SH       SOLE             722700       0   28500
VAALCO Energy                     COM  91851C201      8631   1503700   SH       SOLE            1447200       0   56500
Vascular Solutions                COM  92231M109      3998    348300   SH       SOLE             326400       0   21900
Volterra Semiconducto             COM  928708106      6792    315600   SH       SOLE             296600       0   19000
Websense Inc                      COM  947684106     13416    756250   SH       SOLE             727450       0   28800
World Acceptance                  COM  981419104     20883    472900   SH       SOLE             456500       0   16400
Zep Inc                           COM  98944B108     15938    913900   SH       SOLE             879000       0   34900